Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2010
Registrant Name	dei_EntityRegistrantName	ASTON FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000912036
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 16, 2012
Document Effective Date	dei_DocumentEffectiveDate	Feb. 16, 2012
Prospectus Date	rr_ProspectusDate	Mar. 01, 2011
Supplement [Text Block]	af912036_SupplementTextBlock
Aston Funds
ASTON Small Cap Growth Fund (the “Fund”)
(Formerly ASTON/Crosswind Small Cap Growth Fund)
Supplement dated February 16, 2012 to the Class N shares Prospectus dated March 1, 2011 for the Aston Funds (the “Class N Shares Prospectus”), and the Summary Prospectus dated March 1, 2011 for the Fund (the “Summary Prospectus”), and the Class I shares Prospectus dated May 27, 2011 for the Fund (the “Class I Shares Prospectus” and together with the Class N Shares Prospectus and the Summary Prospectus, the “Prospectuses”)
IMPORTANT NOTICE
This supplement provides new and additional information beyond that contained in the Prospectuses and should be retained and read in conjunction with the Prospectuses. Keep it for future reference.
CHANGE IN SUBADVISER AND FUND NAME
Effective as of February 17, 2012 (the “Effective Date”), Lee Munder Capital Group, LLC (“LMCG”) has been appointed as the subadviser to the Fund, and the Fund has changed its name to ASTON Small Cap Growth Fund. There is no change in the Fund’s portfolio management team or its current investment objective, principal investment strategies or management fees.
For more information, please call Aston Funds: 800 992-8151 or visit our website at www.astonfunds.com

Aston/Crosswind Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	af912036_SupplementTextBlock
Aston Funds
ASTON Small Cap Growth Fund (the “Fund”)
(Formerly ASTON/Crosswind Small Cap Growth Fund)
Supplement dated February 16, 2012 to the Class N shares Prospectus dated March 1, 2011 for the Aston Funds (the “Class N Shares Prospectus”), and the Summary Prospectus dated March 1, 2011 for the Fund (the “Summary Prospectus”), and the Class I shares Prospectus dated May 27, 2011 for the Fund (the “Class I Shares Prospectus” and together with the Class N Shares Prospectus and the Summary Prospectus, the “Prospectuses”)
IMPORTANT NOTICE
This supplement provides new and additional information beyond that contained in the Prospectuses and should be retained and read in conjunction with the Prospectuses. Keep it for future reference.
CHANGE IN SUBADVISER AND FUND NAME
Effective as of February 17, 2012 (the “Effective Date”), Lee Munder Capital Group, LLC (“LMCG”) has been appointed as the subadviser to the Fund, and the Fund has changed its name to ASTON Small Cap Growth Fund. There is no change in the Fund’s portfolio management team or its current investment objective, principal investment strategies or management fees.
For more information, please call Aston Funds: 800 992-8151 or visit our website at www.astonfunds.com